Note Investment Securities Available for Sale (Investment securities available- for-sale - Additional Information) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Proceeds from the sale of investment securities available-for-sale			$ 96,760	$ 310,210	$ 5,438
Available-for-sale Securities, Gross Unrealized Losses			63,363	65,502
Other Than Temporary Impairment Losses Investments Portion Recognized In Earnings Net		$ 14,400	14,445	0	$ 0
Available-for-sale Securities, Amortized Cost Basis			6,073,005	5,307,250
Obligations of Puerto Rico, States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses			9,378	13,549
Available-for-sale Securities, Amortized Cost Basis			$ 31,737	75,164
AFS securities sold
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis				$ 311,100
AFS securities sold | Obligations of Puerto Rico, States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Proceeds from the sale of investment securities available-for-sale	$ 26,800
Other Than Temporary Impairment Losses Investments Portion Recognized In Earnings Net		$ 14,400
Net (loss) gain and valuation adjustments on investment securities	$ 100